TAXATION - Current and Deferred Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current income tax expense
PRC entities		¥ 120,280	¥ 108,172	¥ 106,368
Total		120,280	108,172	106,368
Deferred income tax expense
PRC entities		14,419	18,129	6,667
Total	$ 2,077	14,419	18,129	6,667
Income tax expense
PRC entities		134,699	126,301	113,035
Total	$ 19,401	¥ 134,699	¥ 126,301	¥ 113,035